Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (810,475)	$ (3,414)	$ (1,276,679)	$ 3,435
Other comprehensive income, net of income taxes:
Change in fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, net of tax effect of $—, $—, $— and $—	8,582	0	35,746	0
Total other comprehensive income, net of income taxes	8,582	0	35,746	0
Comprehensive (loss) income	$ (801,893)	$ (3,414)	$ (1,240,933)	$ 3,435